General and Administrative (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of General and Administrative Expense

	For the years ended
	December 31, 2023	December 31, 2022
Salaries and compensation	$5,633,959	$4,386,716
Professional fees	820,047	552,975
Investor relations	236,441	592,155
Office	230,472	119,999
Advertising	123,293	519,321
Filing and transfer fees	111,987	96,701
Travel	114,335	87,285
Penalties	19,763	30,208
Bank charges and other	4,675	12,140
	$7,294,972	$6,397,500